CASH, CASH EQUIVALENTS AND BANK DEPOSITS	12 Months Ended
Dec. 31, 2015
CASH, CASH EQUIVALENTS AND BANK DEPOSITS [Abstract]
CASH, CASH EQUIVALENTS AND BANK DEPOSITS
3	CASH, CASH EQUIVALENTS AND BANK DEPOSITS

As of December 31, 2014 and 2015, the amount of cash and cash equivalents and bank deposits by original maturity was as follows:

	December 31,
	2014	2015
	RMB	RMB
Cash and cash equivalents	252,174	356,599

Short-term time deposits with maturity over three months but within one year	24,000	9,000

Long-term time deposits with maturity of over one year but due within one year	3,256	-

As of December 31, 2014 and 2015, cash and cash equivalents include US Dollar denominated bank deposits of USD2,536 and USD1,325 (equivalent to RMB15,733 and RMB8,581), respectively.

As of December 31, 2015, the interest rate of short-time deposits with maturity over three months but within one year is 3.30% per annum with maturity of 12 months. The Group places its cash in financial institutions with sound credit rating.